Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of intangible assets

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	TOTAL
GROSS VALUES
AS OF JANUARY 1, 2022	85	24		110
Acquisition	35	—	6,529	6,564
AS OF DECEMBER 31, 2022	120	24	6,529	6,673
Acquisition	—	—	—	—
AS OF DECEMBER 31, 2023	120	24	6,529	6,673
Acquisition	—	3	—	3
AS OF DECEMBER 31, 2024	120	27	6,529	6,677

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	TOTAL
AMORTIZATION
AS OF JANUARY 1, 2022	—	(17)	—	(17)
Increase	—	(4)	—	(4)
Impairment	(45)	—	—	(45)
AS OF DECEMBER 31, 2022	(45)	(21)	—	(66)
Increase	—	(3)	—	(2)
AS OF DECEMBER 31, 2023	(45)	(24)	—	(69)
Increase	—	(1)	—	(1)
AS OF DECEMBER 31, 2024	(45)	(25)	—	(70)

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	TOTAL
NET BOOK VALUES
AS OF JANUARY 1, 2022	85	8	—	93
AS OF DECEMBER 31, 2022	75	3	6,529	6,607
AS OF DECEMBER 31, 2023	75	—	6,529	6,604
AS OF DECEMBER 31, 2024	75	3	6,529	6,606